Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Chart
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, we
are providing the following information about the relationship between compensation actually paid to our Principal
Executive
Officer (the “PEO”) and the other named executive officers
(the “Non-PEO named
executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Year	Summary Compensation Table Total for Principal Executive Officer ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return ($)(5)	Net Income (6)
2023	4,116,434	29,004,257	1,120,305	5,660,808	133.50	(38,988,000)
2022	1,128,691	707,389	551,564	476,813	6.57	(24,067,000)
2021	4,375,442	313,041	711,497	190,396	20.40	(30,910,000)

1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2023	2022	2021
Summary Compensation Table Total for PEO ($)	4,116,434	1,128,691	4,375,442
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	3,059,634	293,492	3,756,742
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	18,513,309	92,653	258,759
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	2,574,185	(220,750)	(746,794)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	6,560,986	62,398	284,588
Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	298,977	(62,111)	(102,212)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Compensation Actually Paid to PEO ($)	29,004,257	707,389	313,041

(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 9—Stockholders’ Equity (Deficit) in our Annual Report on
Form 10-K for
the fiscal year ended December 31, 2023 as filed with the SEC on March 7, 2024 (“Note 9”).

(3)
This figure is the average of the summary compensation table total compensation for the non-PEO NEOs
in each listed year. The names of
the non-PEO NEOs
for each Covered Year are: for 2023, James Mackaness and Patricia Hirano; for 2022, James Mackaness and Patricia Hirano; for 2021, James Mackaness, Patricia Hirano and Kristen Yen.

(4)
This figure is the average of compensation actually paid for the non-PEO NEOs
in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	1,120,305	551,564	711,497
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	553,804	70,164	360,650
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	3,435,489	21,967	24,849
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	424,068	(31,508)	(176,451)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,179,152	14,575	27,318
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	55,599	(9,625)	(36,165)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Average Compensation Actually Paid to Non-PEO NEOs ($)	5,660,808	476,813	190,396

(5)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the last trading day of the prior fiscal year and reinvesting all dividends until the last day of each reported fiscal year.

(6)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote	This figure is the average of the summary compensation table total compensation for the non-PEO NEOs
in each listed year. The names of
the non-PEO NEOs
	for each Covered Year are: for 2023, James Mackaness and Patricia Hirano; for 2022, James Mackaness and Patricia Hirano; for 2021, James Mackaness, Patricia Hirano and Kristen Yen.
PEO Total Compensation Amount	$ 4,116,434	$ 1,128,691	$ 4,375,442
PEO Actually Paid Compensation Amount	$ 29,004,257	707,389	313,041
Adjustment To PEO Compensation, Footnote
1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2023	2022	2021
Summary Compensation Table Total for PEO ($)	4,116,434	1,128,691	4,375,442
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	3,059,634	293,492	3,756,742
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	18,513,309	92,653	258,759
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	2,574,185	(220,750)	(746,794)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	6,560,986	62,398	284,588
Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	298,977	(62,111)	(102,212)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Compensation Actually Paid to PEO ($)	29,004,257	707,389	313,041

Non-PEO NEO Average Total Compensation Amount	$ 1,120,305	551,564	711,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,660,808	476,813	190,396
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This figure is the average of compensation actually paid for the non-PEO NEOs
in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	1,120,305	551,564	711,497
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	553,804	70,164	360,650
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	3,435,489	21,967	24,849
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	424,068	(31,508)	(176,451)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,179,152	14,575	27,318
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	55,599	(9,625)	(36,165)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Average Compensation Actually Paid to Non-PEO NEOs ($)	5,660,808	476,813	190,396

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 133.5	6.57	20.4
Net Income (Loss)	(38,988,000)	(24,067,000)	(30,910,000)
PEO | Grant Date Fair Value Of Equity Awards In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,059,634)	(293,492)	(3,756,742)
PEO | Year End Fair Value Of Equity Awards Granted During Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,513,309	92,653	258,759
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,574,185	(220,750)	(746,794)
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,560,986	62,398	284,588
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,977	(62,111)	(102,212)
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value Of Equity Awards In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(553,804)	(70,164)	(360,650)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,435,489	21,967	24,849
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,068	(31,508)	(176,451)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,179,152	14,575	27,318
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,599	(9,625)	(36,165)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0